Accounting Standards - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncement, Early Adoption [Line Items]
Sales	$ 38,946	$ 36,445
Cost of goods sold	33,258	$ 31,123
Accounting Standards Update 2014-09 [Member] | Change In Accounting For Tooling And Pre-Production Engineering Activities [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Sales	(2,400)
Cost of goods sold	$ (2,400)